UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
JANUARY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.5%‡
	Shares	Value
CONSUMER DISCRETIONARY — 6.5%
Blue Nile *	49,452	$2,129,403
Einstein Noah Restaurant Group	123,715	1,887,891
Kirkland’s *	112,911	2,126,114
Red Robin Gourmet Burgers *	15,753	1,014,966
Tilly’s, Cl A *	202,535	2,351,431

		9,509,805

CONSUMER STAPLES — 1.4%
Fairway Group Holdings, Cl A *	171,673	2,017,158

ENERGY — 7.5%
Dawson Geophysical *	69,522	2,250,427
Natural Gas Services Group *	66,295	1,915,926
Panhandle Oil and Gas, Cl A	67,976	2,627,952
RigNet *	47,223	2,202,953
RPC	113,711	1,936,498

		10,933,756

FINANCIAL SERVICES — 31.0%
Banner	70,049	2,579,905
Berkshire Hills Bancorp	77,647	1,899,246
Bryn Mawr Bank	104,860	2,922,448
Calamos Asset Management, Cl A	256,880	2,946,413
Capital City Bank Group *	97,379	1,242,556
Columbia Banking System	112,674	2,941,918
Enterprise Financial Services	147,491	2,746,282
Financial Institutions	129,485	2,703,647
First Connecticut Bancorp	131,474	2,026,014
Flushing Financial	114,639	2,354,685
Hanmi Financial, Cl Corp (histrt)	89,275	1,925,662
OceanFirst Financial	123,204	2,188,103
Pacific Continental	159,155	2,244,086
PacWest Bancorp	74,183	2,975,480
Park Sterling	390,189	2,633,776
Renasant	96,826	2,787,621
Sterling Bancorp	201,252	2,535,775
Webster Financial	49,080	1,489,087
WSFS Financial	30,422	2,184,299

		45,327,003

HEALTH CARE — 9.1%
Hanger Orthopedic Group *	86,654	2,929,772
MWI Veterinary Supply *	9,994	1,861,482
National Research, Cl A *	146,625	2,199,375
Natus Medical *	62,028	1,605,905
US Physical Therapy	97,062	3,058,424
Vocera Communications *	93,458	1,632,711

		13,287,669

	Shares	Value
PRODUCER DURABLES — 29.7%
Altra Holdings	82,740	$2,594,726
AZZ	58,432	2,443,042
Ceco Environmental	170,321	2,646,788
CRA International *	134,758	2,541,536
DXP Enterprises *	18,792	1,804,784
Exponent	22,134	1,598,517
Federal Signal *	143,672	1,770,039
GP Strategies *	60,754	1,685,923
Great Lakes Dredge & Dock *	307,688	2,316,891
Hurco	79,477	2,060,044
Knight Transportation	104,346	2,227,787
LB Foster, Cl A	52,846	2,275,549
Marten Transport	105,110	2,004,448
Multi-Color	61,448	2,209,670
NN	92,782	1,641,313
Old Dominion Freight Line *	47,691	2,586,760
On Assignment *	82,345	2,444,000
Raven Industries	49,878	1,867,931
SP Plus *	88,257	2,229,372
Thermon Group Holdings *	88,551	2,397,961

		43,347,081

TECHNOLOGY — 12.3%
Ambarella *	63,265	2,026,378
Computer Task Group	98,794	1,596,511
GSI Group *	259,346	2,798,344
IXYS	147,932	1,877,257
Methode Electronics	42,341	1,425,198
PDF Solutions *	75,385	1,786,624
Rudolph Technologies *	171,536	1,885,181
Seachange International *	211,294	2,527,076
Virtusa *	60,389	2,070,135

		17,992,704

Total Common Stock (Cost $120,521,405)		142,415,176

CASH EQUIVALENT — 2.2%
BlackRock Liquidity Funds T-Fund Portfolio, 0.010% (A) (Cost $3,295,402)	3,295,402	3,295,402

Total Investments — 99.7% (Cost $123,816,807)†		$145,710,578

Percentages are based on Net Assets of $146,094,272.
*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of January 31, 2014.

1

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
JANUARY 31, 2014 (Unaudited)

Cl	–	Class
†		At January 31, 2014, the tax basis cost of the Fund’s investments was $123,816,807, and the unrealized appreciation and depreciation were $26,169,035 and ($4,275,264) respectively.

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to Note 2 of the Fund’s most recent annual or semi-annual financial statements.

ACP-QH-001-0600

2

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014